Income Taxes - Summary of Income Tax Rate and the PRC Statutory (Detail)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rates		25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions		(1.25%)	0.00%	0.00%
Effect of preferential tax rates and tax holiday		(12.20%)	(18.34%)	(22.79%)
Effect of expenses not deductible for tax purposes	[1]	(1.56%)	0.01%	0.01%
Effect of additional deduction of research and development expense		13.01%	(2.64%)	(2.22%)
Effect of tax losses and temporary differences utilized		1.64%	(0.81%)	0.00%
Total		24.64%	3.22%	0.00%

[1]	Expenses not deductible for tax purposes primarily consist of share-based compensation expense entertainment expenses exceeding the pre-tax deduction limit.